Matthews China Innovators Active ETF Average Annual Total Returns			12 Months Ended		24 Months Ended		42 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
MSCI China All Shares Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			29.22%	[1],[2]	26.63%	[1]	5.65% [2]
MSCI China Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			31.43%	[1]	29.34%	[1]	7.69%
MSCI China Small Cap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		35.34%		24.25%
ETF
Prospectus [Line Items]
Average Annual Return, Percent			30.24%		19.46%
Performance Inception Date		Jan. 10, 2024
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]		29.18%		18.22%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]		18.65%		14.97%

[1]	Effective April 30, 2026, in connection with changes to the Fund's name and principal investment strategies, the primary benchmark changed from the MSCI China Index to the MSCI China All Shares Index.
[2]	Secondary benchmark that Matthews believes more closely represents the Fund's investable universe.
[3]	Before the changes to the Fund's name and principal investment strategies that became effective on April 30, 2026, this was the Fund's secondary benchmark index that Matthews believed more closely reflected the market segments in which the fund invested.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.